DEBT - Additional Information (Details) shares in Millions	1 Months Ended																				12 Months Ended
	Dec. 31, 2021 USD ($) large_range_2Tanker_vessel_type very_large_crude_carrier	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) very_large_crude_carrier	Sep. 30, 2021 USD ($) very_large_crude_carrier	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) large_range_2Tanker_vessel_type	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) very_large_crude_carrier	May 31, 2020 USD ($) suezmax_tanker_vessel_type very_large_crude_carrier	Mar. 30, 2020	Nov. 30, 2019 USD ($) suezmax_tanker_vessel_type	Jun. 30, 2017 USD ($) very_large_crude_carrier	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2021 USD ($) very_large_crude_carrier vessels	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) very_large_crude_carrier	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($) very_large_crude_carrier	Dec. 31, 2018 USD ($) vessels large_range_2Tanker_vessel_type very_large_crude_carrier	Dec. 31, 2017 USD ($)	Dec. 31, 2017 suezmax_tanker_vessel_type	Dec. 31, 2017 large_range_2Tanker_vessel_type	Dec. 31, 2017 vessels	Dec. 31, 2016 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2016 USD ($) large_range_2Tanker_vessel_type	Dec. 31, 2021	Dec. 31, 2021 Rate	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Number of vessels delivered to new owners | large_range_2Tanker_vessel_type	2
Long-term portion of debt	$ 2,126,910,000								$ 1,968,924,000												$ 2,126,910,000	$ 1,968,924,000	$ 1,968,924,000	$ 1,968,924,000
Number of newbuildings delivered	2																				2		1	1
Proceeds from sale of marketable securities																					$ 14,074,000	0			$ 0
Liability for marketable securities transaction									6,300,000													6,300,000	$ 6,300,000	$ 6,300,000
Cash required to be maintained for covenant compliance	$ 67,000,000								$ 103,500,000												67,000,000	$ 103,500,000	$ 103,500,000	$ 103,500,000
Debt instrument, covenant compliance, cash required to be maintained, percentage									100.00%													100.00%	100.00%	100.00%									64.00%	50.00%
Loan arrangement fees																					8,100,000	$ 16,500,000
Payment of guarantee fee																									3,400,000
Guarantee fee recognized as interest expense																						$ 1,300,000			$ 2,100,000
Maximum
Debt Instrument [Line Items]
Debt instrument, covenant compliance, cash required to be maintained, percentage																																	50.00%
Golden Ocean
Debt Instrument [Line Items]
Number of shares repurchased (in shares) | shares									1.3
Proceeds from sale of marketable securities					$ 13,400,000	$ 700,000	$ 9,800,000
Secured debt, repurchase agreements					$ 9,800,000		6,200,000
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Weighted average interest rate									1.96%													1.96%	1.96%	1.96%									1.94%
$250.7 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 250,700,000
Interest rate amortization profile										18 years
Proceeds from borrowings										$ 250,700,000
Repayments of unsecured debt										$ 252,400,000
Debt prepayment cost																					46,500,000
$250.7 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate										1.90%
$466.5 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 466,500,000
$50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount	50,000,000.0																				50,000,000.0
Line of credit facility, maximum borrowing capacity													$ 50,000,000
Interest rate amortization profile													20 years
Proceeds from borrowings											$ 45,000,000
$50.0 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate													1.90%
$60.6 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 60,600,000
$328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,600,000																				328,600,000
Line of credit facility, maximum borrowing capacity											$ 328,600,000
Interest rate amortization profile											18 years
Proceeds from borrowings											$ 328,600,000
Repayments of unsecured debt											$ 328,600,000
$328.6 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate											1.90%
$500.1 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 500,100,000
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount	275,000,000.0																				275,000,000.0
$275.0 million revolving credit facility | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Principal amount																				$ 275,000,000
Proceeds from borrowings																					149,700,000
Extension period		12 months
Repayments of debt																						$ 60,000,000
Debt instrument, unused borrowing capacity, amount									$ 215,000,000													215,000,000	$ 215,000,000	$ 215,000,000
Long-term portion of debt	209,700,000								60,000,000												$ 209,700,000	60,000,000	60,000,000	60,000,000
Number of vessels under construction | very_large_crude_carrier																					6
Number of vessels for which deposits made | vessels																					2
$100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount	100,800,000																				$ 100,800,000
Line of credit facility, maximum borrowing capacity										100,800,000
Proceeds from borrowings										100,800,000
Repayments of unsecured debt										$ 84,300,000
$100.8 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate										1.90%
$109.2 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 109,200,000
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,400,000																				328,400,000
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount	110,500,000																				110,500,000
Number of newbuild vessels financed by term loan facility | vessels																										1				1
$110.5 million term loan facility (Credit Suisse) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate																1.90%		1.90%
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	321,600,000																				321,600,000
Number of newbuild vessels financed by term loan facility | large_range_2Tanker_vessel_type																										1
$110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount	110,500,000																				110,500,000
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier																									1	1
Increase in facility																									$ 15,000,000
$110.5 million term loan facility (Credit Suisse #2) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate																1.90%
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount	110,500,000															$ 110,500,000					110,500,000
Line of credit facility, maximum borrowing capacity																$ 110,500,000
Interest rate amortization profile																18 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier																1									1
Increase in facility																									$ 4,100,000
March 2020 Sale Leaseback Agreement
Debt Instrument [Line Items]
Interest rate amortization profile														17 years 9 months 18 days
Term of debt														7 years
Sale leaseback agreement, maximum amount																																			$ 544,000,000
March 2020 Sale Leaseback Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate														2.30%
$42.9 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity															$ 42,900,000
Proceeds from borrowings													$ 42,900,000
Number of newbuild vessels partially financed by term loan facility | suezmax_tanker_vessel_type													1		1
$42.9 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate															1.90%
$62.5 million term loan facility
Debt Instrument [Line Items]
Principal amount	62,500,000																				62,500,000
Line of credit facility, maximum borrowing capacity													$ 62,500,000
Proceeds from borrowings												$ 62,500,000
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier												1	1
$62.5 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate												1.90%
$133.7 million term loan facility
Debt Instrument [Line Items]
Principal amount										133,700,000
Line of credit facility, maximum borrowing capacity										$ 133,700,000
Proceeds from borrowings		$ 33,400,000		$ 33,400,000		$ 33,400,000	$ 33,400,000
Term of debt										12 years
Number of newbuild vessels partially financed by term loan facility | large_range_2Tanker_vessel_type										4
$58.5 million term loan facility (SEB)
Debt Instrument [Line Items]
Principal amount	58,500,000			58,500,000																	58,500,000
Line of credit facility, maximum borrowing capacity				$ 58,500,000
Proceeds from borrowings			$ 58,500,000
Term of debt				5 years
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier				1
$58.5 million term loan facility (SEB) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate				1.70%
$58.5 million term loan facility (KFW)
Debt Instrument [Line Items]
Principal amount	58,500,000			$ 58,500,000																	58,500,000
Line of credit facility, maximum borrowing capacity				$ 58,500,000
Proceeds from borrowings		$ 58,500,000
Term of debt				5 years
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier				1
$58.5 million term loan facility (KFW) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate				1.70%
$130.0 million term loan facility
Debt Instrument [Line Items]
Principal amount			130,000,000
Line of credit facility, maximum borrowing capacity			$ 130,000,000
Term of debt			5 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier			6
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier			2
$130.0 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.70%
$65.0 million term loan facility (ABN)
Debt Instrument [Line Items]
Principal amount	65,000,000																				65,000,000
Line of credit facility, maximum borrowing capacity	$ 65,000,000																				65,000,000
Term of debt	5 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	6
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
$65.0 million term loan facility (ABN) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.70%
$65.0 million term loan facility (KFW)
Debt Instrument [Line Items]
Principal amount	$ 65,000,000																				65,000,000
Line of credit facility, maximum borrowing capacity	$ 65,000,000																				65,000,000
Term of debt	5 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	6
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
$65.0 million term loan facility (KFW) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.70%
$65.0 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount	$ 65,000,000																				65,000,000
Line of credit facility, maximum borrowing capacity	$ 65,000,000																				65,000,000
Term of debt	5 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	6
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
$65.0 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.70%
$65.0 million term loan facility (Credit Agricole)
Debt Instrument [Line Items]
Principal amount	$ 65,000,000																				65,000,000
Line of credit facility, maximum borrowing capacity	$ 65,000,000																				65,000,000
Term of debt	5 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	6
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
$65.0 million term loan facility (Credit Agricole) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.70%
Loans Payable | $250.7 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 250,700,000
Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount													$ 50,000,000
Repayments of unsecured debt											42,400,000
Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount											$ 328,600,000
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount																				275,000,000
Loans Payable | $275.0 million revolving credit facility | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Principal amount																				$ 275,000,000
Interest rate																				6.25%
Extension period		12 months						12 months												18 months
Loan repayable period																				18 months
Debt instrument, unused borrowing capacity, amount	$ 65,300,000								215,000,000												$ 65,300,000	215,000,000	215,000,000	215,000,000
Long-term portion of debt									$ 60,000,000													$ 60,000,000	$ 60,000,000	$ 60,000,000
Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 100,800,000
Interest rate amortization profile										17 years
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount																			$ 328,400,000
Proceeds from borrowings																			$ 109,000,000								$ 165,900,000
Term of debt																			18 years
Number of part-financed vessels delivered																															2	1
Number of newbuildings delivered																												2	3
Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount																		$ 110,500,000													$ 110,500,000	$ 110,500,000
Proceeds from borrowings																										$ 54,900,000	54,900,000
Term of debt																		18 years
Increase in facility																									15,000,000
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount																	$ 321,600,000
Line of credit facility, maximum borrowing capacity																	$ 321,600,000
Proceeds from borrowings																										32,000,000	$ 252,700,000
Number of newbuildings delivered																												4	3
Loans Payable | $321.6 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate amortization profile																	15 years
Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount																$ 110,500,000
Line of credit facility, maximum borrowing capacity																$ 110,500,000
Interest rate amortization profile																18 years
Proceeds from borrowings																									55,300,000	$ 54,900,000
Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Proceeds from borrowings																$ 55,300,000									55,300,000
Loans Payable | $42.9 million term loan facility
Debt Instrument [Line Items]
Interest rate amortization profile															18 years
Term of debt															5 years
Loans Payable | $62.5 million term loan facility
Debt Instrument [Line Items]
Interest rate amortization profile													18 years
Term of debt													5 years
Loans Payable | $133.7 million term loan facility
Debt Instrument [Line Items]
Interest rate amortization profile										17 years
Loans Payable | $58.5 million term loan facility (SEB)
Debt Instrument [Line Items]
Interest rate amortization profile				20 years
Loans Payable | $58.5 million term loan facility (KFW)
Debt Instrument [Line Items]
Interest rate amortization profile				20 years
Loans Payable | $130.0 million term loan facility
Debt Instrument [Line Items]
Interest rate amortization profile			20 years
Loans Payable | $65.0 million term loan facility (ABN)
Debt Instrument [Line Items]
Interest rate amortization profile	20 years
Loans Payable | $65.0 million term loan facility (KFW)
Debt Instrument [Line Items]
Interest rate amortization profile	20 years
Loans Payable | $65.0 million term loan facility (ING)
Debt Instrument [Line Items]
Interest rate amortization profile	20 years
Loans Payable | $65.0 million term loan facility (Credit Agricole)
Debt Instrument [Line Items]
Interest rate amortization profile	18 years
Loans Payable On Increased Borrowing Base | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Proceeds from borrowings																									$ 4,100,000